CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 50,761	$ 176,515
Accounts receivable	179	88
Value-added taxes receivable	15,985	10,211
Inventories	40,203	0
Prepaid expenses and other	4,663	3,303
Total current assets	111,791	190,117
Non-current assets
Value-added taxes receivable	15,433	13,082
Deposits	27	92
Mineral property, plant, and equipment	228,098	165,686
Total non-current assets	243,558	178,860
TOTAL ASSETS	355,349	368,977
Current liabilities
Accounts payable and accrued liabilities	23,416	10,385
Lease liabilities	116	178
Debt	13,393	0
Total current liabilities	36,925	10,563
Non-current liabilities
Lease liabilities	260	263
Deferred income tax liability	382	0
Debt	36,198	87,168
Reclamation and closure provision	4,590	2,713
Total non-current liabilities	41,430	90,144
Total liabilities	78,355	100,707
Shareholders' equity
Capital stock	405,811	401,736
Share-based payment reserve	10,945	9,782
Foreign currency translation reserve	(13,793)	14,194
Deficit	(125,969)	(157,442)
Total shareholders' equity	276,994	268,270
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 355,349	$ 368,977